First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 98.3%
	Aerospace & Defense — 7.1%
991	AeroVironment, Inc. (a)	$200,331
936	Axon Enterprise, Inc. (a)	263,643
304	Curtiss-Wright Corp.	85,977
2,335	Embraer S.A., ADR (a)	64,890
584	HEICO Corp., Class A	102,585
5,924	Kratos Defense & Security Solutions, Inc. (a)	128,788
8,386	Leonardo DRS, Inc. (a)	197,490
37	Loar Holdings, Inc. (a)	2,108
279	Moog, Inc., Class A	47,271
		1,093,083
	Air Freight & Logistics — 0.4%
1,478	Hub Group, Inc., Class A	63,776
	Automobile Components — 0.7%
1,134	Modine Manufacturing Co. (a)	114,443
	Banks — 0.4%
510	Customers Bancorp, Inc. (a)	23,103
537	Western Alliance Bancorp	33,847
		56,950
	Beverages — 1.2%
2,316	Celsius Holdings, Inc. (a)	185,234
	Biotechnology — 7.6%
1,747	Apogee Therapeutics, Inc. (a)	79,733
737	Blueprint Medicines Corp. (a)	77,798
3,587	Crinetics Pharmaceuticals, Inc. (a)	159,299
4,052	Exelixis, Inc. (a)	87,888
1,995	Halozyme Therapeutics, Inc. (a)	88,358
1,424	Iovance Biotherapeutics, Inc. (a)	12,645
244	Krystal Biotech, Inc. (a)	39,052
343	Kymera Therapeutics, Inc. (a)	11,014
112	Madrigal Pharmaceuticals, Inc. (a)	26,450
1,399	Merus N.V. (a)	74,483
1,453	Natera, Inc. (a)	154,788
754	Nuvalent, Inc., Class A (a)	49,477
495	Rhythm Pharmaceuticals, Inc. (a)	17,662
863	Ultragenyx Pharmaceutical, Inc. (a)	34,641
2,089	Vaxcyte, Inc. (a)	146,794
3,022	Xenon Pharmaceuticals, Inc. (a)	115,047
		1,175,129
	Building Products — 2.3%
1,298	AAON, Inc.	97,415
2,514	AZEK (The) Co., Inc. (a)	120,572
Shares	Description	Value

	Building Products (Continued)
1,023	Trex Co., Inc. (a)	$88,469
1,630	Zurn Elkay Water Solutions Corp.	51,035
		357,491
	Capital Markets — 1.7%
259	Evercore, Inc., Class A	52,561
204	MarketAxess Holdings, Inc.	40,582
526	Piper Sandler Cos.	111,396
2,453	Virtu Financial, Inc., Class A	53,966
		258,505
	Chemicals — 1.6%
2,189	Aspen Aerogels, Inc. (a)	65,495
525	Balchem Corp.	80,640
4,737	Tronox Holdings PLC	93,840
		239,975
	Commercial Services & Supplies — 2.3%
3,378	Montrose Environmental Group, Inc. (a)	158,799
259	MSA Safety, Inc.	46,620
471	Tetra Tech, Inc.	98,670
708	VSE Corp.	57,957
		362,046
	Construction & Engineering — 2.1%
1,301	Ameresco, Inc., Class A (a)	47,512
2,346	API Group Corp. (a)	83,611
243	Comfort Systems USA, Inc.	79,544
114	EMCOR Group, Inc.	44,307
510	Sterling Infrastructure, Inc. (a)	62,664
		317,638
	Construction Materials — 0.4%
966	Knife River Corp. (a)	68,306
	Consumer Finance — 2.1%
1,682	Encore Capital Group, Inc. (a)	74,412
9,133	EZCORP, Inc., Class A (a)	95,805
1,341	FirstCash Holdings, Inc.	158,131
		328,348
	Consumer Staples Distribution & Retail — 1.1%
1,735	Chefs’ Warehouse (The), Inc. (a)	68,394
1,243	Sprouts Farmers Market, Inc. (a)	98,172
		166,566
	Diversified Consumer Services — 1.2%
698	Bright Horizons Family Solutions, Inc. (a)	73,374

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services (Continued)
388	Duolingo, Inc. (a)	$74,263
281	Grand Canyon Education, Inc. (a)	40,031
		187,668
	Electrical Equipment — 0.6%
997	Vertiv Holdings Co., Class A	97,776
	Electronic Equipment, Instruments & Components — 1.8%
265	Badger Meter, Inc.	51,135
1,057	Cognex Corp.	48,115
898	Coherent Corp. (a)	51,240
217	Fabrinet (a)	51,978
266	Itron, Inc. (a)	28,608
4,049	nLight, Inc. (a)	53,244
		284,320
	Energy Equipment & Services — 3.2%
1,058	Cactus, Inc., Class A	54,328
7,275	TechnipFMC PLC	190,532
1,031	Tidewater, Inc. (a)	106,533
1,131	Weatherford International PLC (a)	136,105
		487,498
	Financial Services — 0.2%
1,584	Toast, Inc., Class A (a)	38,380
	Food Products — 0.8%
963	Freshpet, Inc. (a)	126,317
	Ground Transportation — 0.6%
213	Saia, Inc. (a)	87,219
	Health Care Equipment & Supplies — 5.5%
1,108	Glaukos Corp. (a)	124,894
930	Globus Medical, Inc., Class A (a)	62,412
101	Insulet Corp. (a)	17,896
611	Integer Holdings Corp. (a)	74,078
599	iRhythm Technologies, Inc. (a)	52,838
1,119	LivaNova PLC (a)	68,337
3,562	Neogen Corp. (a)	46,840
560	RxSight, Inc. (a)	32,743
3,190	Tandem Diabetes Care, Inc. (a)	163,424
1,534	TransMedics Group, Inc. (a)	209,238
		852,700
Shares	Description	Value

	Health Care Providers & Services — 1.4%
1,299	Acadia Healthcare Co., Inc. (a)	$89,488
1,569	HealthEquity, Inc. (a)	128,156
		217,644
	Health Care Technology — 0.5%
1,841	HealthStream, Inc.	50,241
1,570	Schrodinger, Inc. (a)	33,786
		84,027
	Hotels, Restaurants & Leisure — 4.1%
1,184	Cava Group, Inc. (a)	109,579
2,507	Dutch Bros, Inc., Class A (a)	88,723
1,649	First Watch Restaurant Group, Inc. (a)	32,452
2,449	Krispy Kreme, Inc.	25,616
1,208	Papa John’s International, Inc.	56,124
4,523	Sweetgreen, Inc., Class A (a)	139,082
475	Wingstop, Inc.	175,109
		626,685
	Household Durables — 0.6%
246	Installed Building Products, Inc.	52,113
549	Skyline Champion Corp. (a)	38,216
		90,329
	Insurance — 4.3%
1,527	Baldwin Insurance Group (The), Inc. (a)	51,429
804	HCI Group, Inc.	77,088
1,462	Kemper Corp.	87,486
229	Kinsale Capital Group, Inc.	87,849
3,631	Oscar Health, Inc., Class A (a)	72,475
1,482	Palomar Holdings, Inc. (a)	125,733
1,859	Ryan Specialty Holdings, Inc.	103,230
1,538	Skyward Specialty Insurance Group, Inc. (a)	57,398
		662,688
	Interactive Media & Services — 0.5%
1,571	EverQuote, Inc., Class A (a)	37,531
1,056	MediaAlpha, Inc., Class A (a)	18,776
1,217	QuinStreet, Inc. (a)	21,431
		77,738
	IT Services — 0.5%
300	Globant S.A. (a)	48,336
177	Wix.com Ltd. (a)	28,515
		76,851
	Life Sciences Tools & Services — 2.5%
1,320	Azenta, Inc. (a)	66,673
1,880	BioLife Solutions, Inc. (a)	40,382

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
874	Bio-Techne Corp.	$67,464
229	ICON PLC (a)	74,384
184	Medpace Holdings, Inc. (a)	71,087
46	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0
46	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
489	Repligen Corp. (a)	72,905
		392,895
	Machinery — 3.3%
246	Chart Industries, Inc. (a)	38,629
571	Crane Co.	85,125
980	Federal Signal Corp.	90,179
2,149	Kornit Digital Ltd. (a)	30,559
423	Lindsay Corp.	48,569
414	RBC Bearings, Inc. (a)	122,246
692	SPX Technologies, Inc. (a)	96,479
		511,786
	Metals & Mining — 0.9%
846	ATI, Inc. (a)	51,894
3,945	Pan American Silver Corp.	86,790
		138,684
	Oil, Gas & Consumable Fuels — 5.3%
3,436	Cameco Corp.	190,732
465	Civitas Resources, Inc.	34,205
140	Gulfport Energy Corp. (a)	22,653
3,695	Magnolia Oil & Gas Corp., Class A	95,885
1,488	Matador Resources Co.	94,414
3,241	Permian Resources Corp.	53,120
11,420	Southwestern Energy Co. (a)	85,993
11,998	Uranium Energy Corp. (a)	85,666
4,030	Viper Energy, Inc.	154,994
		817,662
	Personal Care Products — 2.5%
5,155	BellRing Brands, Inc. (a)	299,866
445	elf Beauty, Inc. (a)	83,175
		383,041
	Pharmaceuticals — 1.9%
443	Intra-Cellular Therapies, Inc. (a)	29,787
987	Ligand Pharmaceuticals, Inc. (a)	83,945
1,690	Pacira BioSciences, Inc. (a)	51,258
Shares	Description	Value

	Pharmaceuticals (Continued)
1,646	Structure Therapeutics, Inc., ADR (a)	$56,293
2,468	Supernus Pharmaceuticals, Inc. (a)	66,932
		288,215
	Professional Services — 2.1%
441	FTI Consulting, Inc. (a)	94,727
597	ICF International, Inc.	85,222
608	Korn Ferry	40,091
1,168	Maximus, Inc.	100,565
		320,605
	Semiconductors & Semiconductor Equipment — 5.9%
372	Ambarella, Inc. (a)	21,673
1,570	Camtek Ltd.	160,784
2,932	Credo Technology Group Holding Ltd. (a)	76,437
702	Lattice Semiconductor Corp. (a)	52,116
589	MACOM Technology Solutions Holdings, Inc. (a)	59,571
1,472	Onto Innovation, Inc. (a)	318,982
759	Power Integrations, Inc.	57,692
738	Rambus, Inc. (a)	40,782
836	Semtech Corp. (a)	32,512
374	Silicon Laboratories, Inc. (a)	47,188
998	Veeco Instruments, Inc. (a)	40,569
		908,306
	Software — 11.1%
489	Altair Engineering, Inc., Class A (a)	42,704
292	Appfolio, Inc., Class A (a)	66,669
141	Aspen Technology, Inc. (a)	29,702
1,028	CyberArk Software Ltd. (a)	235,669
951	Descartes Systems Group (The), Inc. (a)	87,806
614	Elastic N.V. (a)	63,887
1,958	Envestnet, Inc. (a)	128,269
940	Five9, Inc. (a)	43,954
812	Gitlab, Inc., Class A (a)	38,318
694	Guidewire Software, Inc. (a)	79,061
1,206	Intapp, Inc. (a)	43,295
591	Manhattan Associates, Inc. (a)	129,748
454	Monday.com Ltd. (a)	102,563
1,543	Nutanix, Inc., Class A (a)	85,351
2,499	PROS Holdings, Inc. (a)	73,671
298	Qualys, Inc. (a)	41,905
1,323	Rapid7, Inc. (a)	47,813
900	Rubrik, Inc., Class A (a)	27,432
2,050	SentinelOne, Inc., Class A (a)	34,502
692	SPS Commerce, Inc. (a)	130,158

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,468	Tenable Holdings, Inc. (a)	$61,935
63	Tyler Technologies, Inc. (a)	30,263
2,041	Varonis Systems, Inc. (a)	87,681
		1,712,356
	Specialty Retail — 2.0%
179	Abercrombie & Fitch Co., Class A (a)	30,944
801	Academy Sports & Outdoors, Inc.	46,210
1,712	American Eagle Outfitters, Inc.	37,612
758	Carvana Co. (a)	75,785
364	Five Below, Inc. (a)	50,279
3,441	Revolve Group, Inc. (a)	65,654
		306,484
	Technology Hardware, Storage & Peripherals — 1.2%
1,068	Pure Storage, Inc., Class A (a)	64,390
148	Super Micro Computer, Inc. (a)	116,107
		180,497
	Trading Companies & Distributors — 2.8%
339	Applied Industrial Technologies, Inc.	65,427
1,693	Core & Main, Inc., Class A (a)	97,449
2,123	FTAI Aviation Ltd.	179,011
580	SiteOne Landscape Supply, Inc. (a)	89,796
		431,683
	Total Common Stocks	15,177,544
	(Cost $13,196,423)
MONEY MARKET FUNDS — 1.7%
266,601	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (f)	266,601
	(Cost $266,601)

	Total Investments — 100.0%	15,444,145
	(Cost $13,463,024)
	Net Other Assets and Liabilities — (0.0)%	(5,959)
	Net Assets — 100.0%	$15,438,186

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At May 31, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(f)	Rate shown reflects yield as of May 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows:

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 392,895	$ 392,895	$ —	$ —**
Other Industry Categories*	14,784,649	14,784,649	—	—
Money Market Funds	266,601	266,601	—	—
Total Investments	$15,444,145	$15,444,145	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of May 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	46	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	46	0.00	0	0	0.00
				$0	$0	0.00%